Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation S-K, we do not time the grant of awards of stock options, stock appreciation rights or similar option-like instruments based on when we release material, non-public information, nor do we time the release of material, non-public information based on the grant dates of such equity awards.
During fiscal 2025, (i) none of our named executive officers (“NEOs”) were awarded stock options and (ii) we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
In response to Item 402(x)(1) of Regulation S-K, we do not time the grant of awards of stock options, stock appreciation rights or similar option-like instruments based on when we release material, non-public information, nor do we time the release of material, non-public information based on the grant dates of such equity awards.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false